UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)  (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.47%
	Business Services - 25.76%
3,700,108	ACI Worldwide, Inc.(a)	$83,881,448
1,408,003	ANSYS, Inc.(a)	207,807,163
1,451,030	Ellie Mae, Inc.(a)	129,722,082
1,834,574	Guidewire Software, Inc.(a)	136,235,465
4,253,139	NIC, Inc.(b)	70,602,107
304,711	Nuance Communications, Inc.(a)	4,982,025
2,345,697	Paycom Software, Inc.(a)	188,429,840
1,991,740	PROS Holdings, Inc.(a)(b)	52,681,523
1,137,714	Tyler Technologies, Inc.(a)	201,432,264

		1,075,773,917

	Consumer Related - 0.83%
130,997	Dolby Laboratories, Inc. - Class A	8,121,814
1,576,390	Zoe’s Kitchen, Inc.(a)(b)	26,357,241

		34,479,055

	Industrial Products & Systems - 18.31%
1,999,877	Balchem Corp.(b)	161,190,086
3,398,468	Cognex Corp.	207,850,303
291,881	Diodes, Inc.(a)	8,368,228
864,226	DMC Global, Inc.(b)	21,648,861
204,511	FLIR Systems, Inc.	9,534,303
702,420	Geospace Technologies Corp.(a)(b)	9,110,388
2,200,654	Proto Labs, Inc.(a)(b)	226,667,362
1,858,628	Sun Hydraulics Corp.(b)	120,234,645

		764,604,176

	Information/Knowledge Management - 15.74%
1,837,432	American Software, Inc. - Class A(b)	21,369,334
2,357,498	Blackbaud, Inc.	222,759,986
4,533,141	Manhattan Associates, Inc.(a)(b)	224,571,805
2,655,376	NetScout Systems, Inc.(a)	80,856,200
4,321,657	Quality Systems, Inc.(a)(b)	58,688,102
1,618,110	Vocera Communications, Inc.(a)(b)	48,899,284

		657,144,711

	Medical/Health Care - 30.47%
1,583,864	Abaxis, Inc.(b)	78,432,945
755,919	ABIOMED, Inc.(a)	141,666,780
1,056,807	Bio-Techne Corp.	136,909,347
430,257	Bruker Corp.	14,766,420
1,617,727	Cantel Medical Corp.	166,415,576
1,157,217	Cardiovascular Systems, Inc.(a)	27,414,471
4,189,227	Endologix, Inc.(a)(b)	22,412,364
435,770	Incyte Corp.(a)	41,271,777
1,093,926	Inogen, Inc.(a)(b)	130,264,708
44,193	iRhythm Technologies, Inc.(a)	2,477,018
2,997,208	Ironwood Pharmaceuticals, Inc.(a)	44,928,148
2,779,587	Medidata Solutions, Inc.(a)	176,142,428
2,464,906	Meridian Bioscience, Inc.(b)	34,508,684

Shares		Value (Note 1)

COMMON STOCKS - 96.47% (continued)
	Medical/Health Care - 30.47% (continued)
2,520,402	Quidel Corp. (a)(b)	$109,259,427
2,635,913	Veeva Systems, Inc. - Class A(a)	145,713,270

		1,272,583,363

	Miscellaneous - 5.36%
2,722,028	Neogen Corp. (a)(b)	223,777,922

Total Common Stocks (Cost $2,017,493,195)		4,028,363,144

SHORT TERM INVESTMENTS - 3.80%
158,838,194	Dreyfus Government Cash Management Institutional Shares, 1.18%(c)	158,838,194

Total Short Term Investments (Cost $158,838,194)		158,838,194

Total Value of Investments (Cost $2,176,331,389) - 100.27%		4,187,201,338

Liabilities in Excess of Other Assets - (0.27)%		(11,305,854)

Net Assets - 100.00%		$4,175,895,484

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	25.76%	$1,075,773,917
Cash & Equivalents	3.80%	158,838,194
Consumer Related	0.83%	34,479,055
Industrial Products & Systems	18.31%	764,604,176
Information/Knowledge Management	15.74%	657,144,711
Medical/Health Care	30.47%	1,272,583,363
Miscellaneous	5.36%	223,777,922
Liabilities in excess of other assets	(0.27)%	(11,305,854)

Total	100.00%	$4,175,895,484

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.80%
	Australia - 0.24%
717	Cochlear, Ltd.	$95,793

	Bermuda - 1.23%
13,187	Invesco, Ltd.	481,853

	Canada - 2.78%
30,527	Canadian Natural Resources, Ltd.	1,090,909

	Denmark - 3.60%
1,076	Chr Hansen Holding A/S	100,929
24,324	Novo Nordisk A/S - Class B	1,311,325

		1,412,254

	Finland - 1.64%
11,978	Kone OYJ - Class B	643,570

	France - 5.98%
5,386	Dassault Systemes SE	572,504
3,712	Essilor International SA	511,969
2,292	Ingenico Group SA	244,783
5,031	Sanofi	433,719
5,278	Societe BIC SA	580,465

		2,343,440

	Germany - 6.74%
5,930	Bayerische Motoren Werke AG	617,806
18,096	Carl Zeiss Meditec AG	1,123,839
8,038	SAP SE	901,269

		2,642,914

	Hong Kong - 2.52%
815,146	Kingdee International Software Group Co., Ltd.(a)	459,070
159,443	Kingsoft Corp., Ltd.	530,602

		989,672

	Ireland - 16.03%
24,127	Avadel Pharmaceuticals PLC(a)(b)	197,841
13,298	DCC PLC	1,340,289
16,047	ICON PLC (a)	1,799,671
14,052	Johnson Controls International PLC	535,522
5,552	Paddy Power Betfair PLC	660,828
5,363	Shire PLC	282,393
478,136	Total Produce PLC	1,468,651

		6,285,195

	Israel - 2.55%
8,144	Check Point Software Technologies, Ltd.(a)	843,881
8,249	Teva Pharmaceutical Industries, Ltd.(b)	156,319

		1,000,200

	Italy - 1.97%
40,319	Azimut Holding SpA	772,577

Shares		Value (Note 1)

COMMON STOCKS - 96.80% (continued)
	Japan - 10.15%
14,400	CyberAgent, Inc.	$562,326
26,399	Japan Tobacco, Inc.	850,719
34,710	Mitsubishi Estate Co., Ltd.	603,786
44,533	Rakuten, Inc.	408,079
19,367	Sapporo Holdings, Ltd.	592,999
29,302	Yamaha Motor Co., Ltd.	960,913

		3,978,822

	Mexico - 2.34%
97,394	Fomento Economico Mexicano SAB de CV	916,011

	Netherlands - 5.32%
27,466	QIAGEN NV	849,524
23,740	Wolters Kluwer NV	1,238,504

		2,088,028

	Singapore - 0.30%
117,224	UOB-Kay Hian Holdings, Ltd.	119,200

	South Africa - 1.61%
18,403	Sasol, Ltd. (b)	629,567

	Spain - 2.08%
27,866	Grifols SA	816,651

	Switzerland - 12.22%
216	Chocoladefabriken Lindt & Spruengli AG	1,318,898
419	Givaudan SA	968,329
8,988	Nestle SA	772,943
3,612	Roche Holding AG	913,703
2,002	Swatch Group AG	816,455

		4,790,328

	United Kingdom - 17.50%
101,650	BAE Systems PLC	786,401
24,111	Carnival Corp.	1,600,247
30,717	Diageo PLC	1,130,128
314,439	Man Group PLC	877,949
77,190	RELX PLC	1,812,354
64,828	UBM PLC	653,831

		6,860,910

Total Common Stocks (Cost $28,637,347)		37,957,894

SHORT TERM INVESTMENTS - 3.00%
1,176,942	Dreyfus Government Cash Management Institutional Shares, 1.18%(c)	1,176,942

Total Short Term Investments (Cost $1,176,942)		1,176,942

Total Value of Investments (Cost $29,814,289) - 99.80%		39,134,836
Other Assets in Excess of Liabilities - 0.20%		79,075

Net Assets - 100.00%		$39,213,911

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Cash & Equivalents	3.00%	$1,176,942
Consumer Discretionary	16.01%	6,280,485
Consumer Staples	17.99%	7,050,349
Energy	4.39%	1,720,476
Financials	5.74%	2,251,579
Health Care	21.65%	8,492,747
Industrials	17.70%	6,937,105
Information Technology	9.05%	3,552,109
Materials	2.73%	1,069,258
Real Estate	1.54%	603,786
Other assets in excess of liabilities	0.20%	79,075

Total	100.00%	$39,213,911

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of December 31, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.13%
	Business Services - 14.45%
2,211	Bright Horizons Family Solutions, Inc.(a)	$207,834
4,832	Ellie Mae, Inc.(a)	431,981
4,542	Equifax, Inc.	535,593
1,199	FactSet Research Systems, Inc.	231,119
6,788	RealPage, Inc.(a)	300,709
3,927	Tyler Technologies, Inc.(a)	695,275
2,380	Ultimate Software Group, Inc.(a)	519,387

		2,921,898

	Consumer Related - 16.63%
814	Chipotle Mexican Grill, Inc.(a)	235,270

4,131	Expedia, Inc.	494,770
13,256	LKQ Corp. (a)	539,121
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	452,998
2,518	O’Reilly Automotive, Inc.(a)	605,680
5,112	Tractor Supply Co.	382,122
2,414	Ulta Beauty, Inc.(a)	539,915
7,825	Under Armour, Inc. - Class A(a)	112,915

		3,362,791

	Financial Services - 11.99%
7,717	Broadridge Financial Solutions, Inc.	699,006
16,504	The Charles Schwab Corp.	847,810
4,105	Evercore Partners, Inc. - Class A	369,450
4,829	T. Rowe Price Group, Inc.	506,707

		2,422,973

	Industrial Products & Systems - 19.58%
1,713	Acuity Brands, Inc.	301,488

10,068	Cognex Corp.	615,759
13,566	Fastenal Co.	741,924
2,561	IPG Photonics Corp.(a)	548,387
3,813	JB Hunt Transport Services, Inc.	438,419
5,104	MSC Industrial Direct Co. - Class A	493,353
5,405	Quanta Services, Inc.(a)	211,390
7,922	SiteOne Landscape Supply, Inc.(a)	607,617

		3,958,337

	Information/Knowledge Management - 17.63%
2,772	ANSYS, Inc. (a)	409,119
5,340	Blackbaud, Inc.	504,577
7,075	Guidewire Software, Inc.(a)	525,389
8,189	Manhattan Associates, Inc.(a)	405,683
4,474	Mastercard, Inc. - Class A	677,185
5,296	MAXIMUS, Inc.	379,088
5,521	Red Hat, Inc. (a)	663,072

		3,564,113

	Medical/Health Care - 12.98%
5,542	Cerner Corp. (a)	373,475

Shares		Value (Note 1)

COMMON STOCKS - 97.13% (continued)
	Medical/Health Care - 12.98% (continued)
3,767	Edwards Lifesciences Corp.(a)	$424,579
2,568	Jazz Pharmaceuticals PLC(a)	345,781
7,525	Masimo Corp. (a)	638,120
1,139	Shire PLC (b)	176,682
8,361	Veeva Systems, Inc. - Class A(a)	462,196
2,821	Zoetis, Inc.	203,225

		2,624,058

	Miscellaneous - 3.87%
14,599	PulteGroup, Inc.	485,416
6,189	Toll Brothers, Inc.	297,196

		782,612

Total Common Stocks (Cost $13,482,521)		19,636,782

SHORT TERM INVESTMENTS - 2.85%
575,732	Dreyfus Government Cash Management Institutional Shares, 1.18%(c)	575,732

Total Short Term Investments (Cost $575,732)		575,732

Total Value of Investments (Cost $14,058,253) - 99.98%		20,212,514
Other Assets in Excess of Liabilities - 0.02%		3,796

Net Assets - 100.00%		$20,216,310

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	14.45%	$2,921,898
Cash & Equivalents	2.85%	575,732
Consumer Related	16.63%	3,362,791
Financial Services	11.99%	2,422,973
Industrial Products & Systems	19.58%	3,958,337
Information/Knowledge Management	17.63%	3,564,113
Medical/Health Care	12.98%	2,624,058
Miscellaneous	3.87%	782,612
Other assets in excess of liabilities	0.02%	3,796

Total	100.00%	$20,216,310

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited .

Brown Capital Management International Small Company Fund
Schedule of Investments
As of December 31, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.64%
	Argentina - 3.77%
2,876	MercadoLibre, Inc.	$904,962

	Australia - 5.45%
15,168	REA Group, Ltd.	907,140
30,986	Sirtex Medical, Ltd.	399,402

		1,306,542

	Austria - 1.99%
4,686	Schoeller-Bleckmann Oilfield Equipment AG(a)	477,913

	Canada - 7.09%
36,563	The Descartes Systems Group, Inc.(a)	1,039,588
10,830	Kinaxis, Inc. (a)	661,603

		1,701,191

	Denmark - 7.48%
13,825	Ambu A/S - Class B	1,238,851
20,057	NNIT A/S	554,382

		1,793,233

	France - 6.06%
27,932	Albioma SA	705,140
15,241	Interparfums SA	631,813
2,506	Stallergenes Greer PLC(a)	115,793

		1,452,746

	Germany - 10.76%
53,277	Evotec AG (a)	862,980
8,720	STRATEC Biomedical AG	678,402
9,293	Wirecard AG	1,037,750

		2,579,132

	Hong Kong - 2.13%
801,000	Kingdee International Software Group Co., Ltd.(a)	451,103
36,000	Lifestyle China Group, Ltd.(a)	11,105
36,000	Lifestyle International Holdings, Ltd.	47,829

		510,037

	India - 4.06%
9,749	CRISIL, Ltd.	286,318
32,943	Emami, Ltd.	686,550

		972,868

	Ireland - 3.93%
29,459	Avadel Pharmaceuticals PLC(a)(b)	241,564
176,534	Datalex PLC	603,671
807	Paddy Power Betfair PLC	96,053

		941,288

Shares		Value (Note 1)

COMMON STOCKS - 97.64% (continued)
	Israel - 4.75%
14,672	CyberArk Software, Ltd.(a)	$607,274
10,604	Orbotech, Ltd.(a)	532,745

		1,140,019

	Italy - 0.61%
7,615	Azimut Holding SpA	145,916

	Japan - 14.09%
29,120	Hiday Hidaka Corp.	891,626
28,700	Kakaku.com, Inc.	485,232
25,400	M3, Inc.	893,818
13,268	Software Service, Inc.	817,217
5,342	Towa Pharmaceutical Co., Ltd.	291,576

		3,379,469

	Singapore - 0.10%
89,700	Hyflux, Ltd.	25,150

	South Africa - 0.78%
22,433	Famous Brands, Ltd.(a)	186,735

	Switzerland - 2.02%
705	Partners Group Holding AG	483,288

	United Kingdom - 22.57%
64,309	Abcam PLC	916,023
30,895	Dechra Pharmaceuticals PLC	874,303
13,628	Fidessa Group PLC	465,700
7,315	GW Pharmaceuticals PLC(a)(b)	965,653
30,237	Immunodiagnostic Systems Holdings PLC	110,226
33,061	PayPoint PLC	407,539
22,460	Playtech PLC	260,941
4,915	Rightmove PLC	298,620
206,579	Vectura Group PLC(a)	328,280
18,423	Victrex PLC	656,172
8,424	The Vitec Group PLC	128,523

		5,411,980

Total Common Stocks (Cost $20,263,993)		23,412,469

SHORT TERM INVESTMENTS - 2.78%
666,545	Dreyfus Government Cash Management Institutional Shares, 1.18%(c)	666,545

Total Short Term Investments (Cost $666,545)		666,545

Total Value of Investments (Cost $20,930,538) - 100.42%		24,079,014
Liabilities in Excess of Other Assets - (0.42)%		(100,833)

Net Assets - 100.00%		$23,978,181

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2017.

Summary of Investments by Sector
Sector	% of Net Assets	Value

Business Services	13.59%	$3,254,629
Cash & Equivalents	2.78	666,545
Consumer Related	12.27%	2,941,175
Industrial Products & Systems	7.05%	1,691,980
Information/Knowledge Management	32.49%	7,796,492
Medical/Healthcare	25.65%	6,148,750
Miscellaneous	6.59%	1,579,443
Liabilities in excess of other assets	(0.42)%	(100,833)

Total	100.00%	$23,978,181

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited .

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund (previously the Brown Capital Management Mid-Cap Fund) is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2017:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,028,363,144	$–	$–	$4,028,363,144
Short Term Investments	158,838,194	–	–	158,838,194

Total	$4,187,201,338	$–	$–	$4,187,201,338

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$37,957,894	$–	$–	$37,957,894
Short Term Investments	1,176,942	–	–	1,176,942

Total	$39,134,836	$–	$–	$39,134,836

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$19,636,782	$–	$–	$19,636,782
Short Term Investments	575,732	–	–	575,732

Total	$20,212,514	$–	$–	$20,212,514

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$23,412,469	$–	$–	$23,412,469
Short Term Investments	666,545	–	–	666,545

Total	$24,079,014	$–	$–	$24,079,014

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the period.

For the period ended December 31, 2017, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2017, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund
					Share Balance as	Market Value as		Change in
	Share Balance as		Purchases In-		of December 31,	of December 31,		Unrealized Gain	Realized
Security Name	of April 1, 2017	Purchases	Kind	Sales	2017	2017	Dividends	(Loss)	Gain/Loss

Abaxis, Inc.	1,579,364	–	4,500	–	1,583,864	$78,432,945	$696,270	1,594,797	$–

American Software, Inc. -Class A	1,827,932	–	9,500	–	1,837,432	$21,369,334	$605,308	2,478,062	$–

Balchem Corp.	1,743,048	251,829	5,000	–	1,999,877	$161,190,086	$–	(2,865,103)	$–

DMC Global, Inc.	906,355	–	4,000	(46,129)	864,226	$21,648,861	$53,619	11,559,676	$(588,476)

Endologix, Inc.	4,174,522	–	14,705	–	4,189,227	$22,412,364	$–	(7,886,171)	$–

Geospace Technologies Corp.	727,019	–	2,000	(26,599)	702,420	$9,110,388	$–	(1,837,418)	$(473,121)

Inogen, Inc.	696,525	394,151	3,250	–	1,093,926	$130,264,708	$–	37,358,259	$–

Manhattan Associates, Inc.	3,161,446	1,361,695	10,000	–	4,533,141	$224,571,805	$–	(1,596,221)	$–

Meridian Bioscience, Inc.	2,457,216	–	7,690	–	2,464,906	$34,508,684	$923,379	479,908	$–

Neogen Corp.	2,555,909	158,619	7,500	–	2,722,028	$223,777,922	$–	43,930,491	$–

NIC, Inc.	4,347,608	–	1,440	(95,909)	4,253,139	$70,602,107	$1,028,311	(15,043,346)	$(280,577)

PROS Holdings, Inc.	1,983,740	–	8,000	–	1,991,740	$52,681,523	$–	4,487,332	$–

Proto Labs, Inc.	1,970,237	225,417	5,000	–	2,200,654	$226,667,362	$–	104,915,686	$–

Quality Systems, Inc.	4,308,257	–	13,400	–	4,321,657	$58,688,102	$–	(7,197,669)	$–

Quidel Corp.	2,511,552	–	8,850	–	2,520,402	$109,259,427	$–	52,157,524	$–

Sun Hydraulics Corp.	1,853,028	–	5,600	–	1,858,628	$120,234,645	$501,326	53,083,300	$–

Vocera Communications, Inc.	1,610,995	–	7,115	–	1,618,110	$48,899,284	$–	8,709,091	$–
Zoe’s Kitchen, Inc.	1,571,820	–	4,570	–	1,576,390	$26,357,241	$–	(2,778,143)	$–
						$1,640,676,788	$3,808,213	281,550,055$	$(1,342,174)

Investments no longer affiliated as of December 31, 2017

ACI Worldwide, Inc.	7,017,735	–	20,000	(3,337,627)	3,700,108	$83,881,448	$–	(6,374,919)	$14,635,822

Blackbaud, Inc.	2,696,297	–	8,000	(346,799)	2,357,498	$222,759,986	$876,747	38,346,935	$6,887,297
						$306,641,434	$876,747	$31,972,016	$21,523,119

Grand Total						$1,947,318,222	$4,684,960	$313,522,071	$20,180,945

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer

Date: February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: February 26, 2018

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: February 26, 2018